Provisions and other current liabilities - Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accruals for compensation and benefits including social security	$ 550	$ 465
Accruals for deductions from revenue	394	386	$ 264	$ 217
Deferred income	78	89
Taxes other than income taxes	71	98
Restructuring provisions	29	64
Accrued expenses for goods and services received but not invoiced	86	95
Accruals for royalties	11	12
Provisions for litigation and other legal matters	6	206
Accrued equity-based payments	13	12
Accrued interest on financial debts	32	31
Other payables	69	66
Total provisions and other current liabilities	$ 1,339	$ 1,524